Contract Liabilities - Schedule of Maturities of Contract Liabilities (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)
Schedule of Maturities of Contract Liabilities [Line Items]
Total contract liabilities	$ 3,820,529	د.إ 14,028,981	$ 3,820,529	د.إ 14,028,981	د.إ 9,269,122
Total contract liabilities (in Dollars)	3,820,529	14,028,981	3,820,529	14,028,981	9,269,122
Less than one year [Member]
Schedule of Maturities of Contract Liabilities [Line Items]
Total contract liabilities	3,820,529	14,028,981	3,820,529	14,028,981
Total contract liabilities (in Dollars)	3,820,529	14,028,981	3,820,529	14,028,981
One to two year [Member]
Schedule of Maturities of Contract Liabilities [Line Items]
Total contract liabilities					9,269,122
Total contract liabilities (in Dollars)					د.إ 9,269,122